Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2021
Property, plant and equipment
Schedule of movements in property, plant and equipment

	Building and			Mineral	Railway	Right of use		Constructions
	land	Facilities	Equipment	properties	equipment	assets	Others	in progress	Total
Balance at December 31, 2020	8,591	7,591	4,933	8,054	2,523	1,563	2,495	5,398	41,148
Additions (i)	—	—	—	—	—	45		2,151	2,196
Disposals	(2)	(3)	(12)	—	(1)	—		(26)	(44)
Assets retirement obligation (ii)	—	—	—	(237)	—	—	—	—	(237)
Depreciation, depletion and amortization	(227)	(234)	(334)	(254)	(79)	(81)	(127)	—	(1,336)
Impairment (iii)	—	—	—	—	—	—	—	(88)	(88)
Acquisition of NLC (note 12)	235	456	102	—	2	33	2	92	922
Translation adjustment	264	271	138	237	93	11	80	229	1,323
Transfers	78	201	301	164	53	—	113	(910)	—
Balance at June 30, 2021	8,939	8,282	5,128	7,964	2,591	1,571	2,563	6,846	43,884
Cost	15,905	12,739	11,251	17,406	4,047	2,011	5,712	6,846	75,917
Accumulated depreciation	(6,966)	(4,457)	(6,123)	(9,442)	(1,456)	(440)	(3,149)	—	(32,033)
Balance at June 30, 2021	8,939	8,282	5,128	7,964	2,591	1,571	2,563	6,846	43,884

	Building and			Mineral	Railway	Right of use		Constructions
	land	Facilities	Equipment	properties	equipment	assets	Others	in progress	Total
Balance at December 31, 2019	10,702	9,604	5,686	8,261	3,241	1,692	3,012	4,378	46,576
Additions (i)	—	—	—	—	—	36	—	1,812	1,848
Disposals	(3)	(4)	(4)	(8)	(1)	—	(3)	(32)	(55)
Assets retirement obligation	—	—	—	343	—	—	—	—	343
Depreciation, depletion and amortization	(224)	(276)	(396)	(259)	(117)	(83)	(137)	—	(1,492)
Impairment	(168)	(228)	(17)	(123)	—	—	(61)	(95)	(692)
Translation adjustment	(2,098)	(2,116)	(794)	(972)	(837)	(114)	(566)	(819)	(8,316)
Transfers	128	178	286	359	107	—	153	(1,211)	—
Balance at June 30, 2020	8,337	7,158	4,761	7,601	2,393	1,531	2,398	4,033	38,212
Cost	14,333	10,825	10,176	15,929	3,579	1,837	5,599	4,033	66,311
Accumulated depreciation	(5,996)	(3,667)	(5,415)	(8,328)	(1,186)	(306)	(3,201)	—	(28,099)
Balance at June 30, 2020	8,337	7,158	4,761	7,601	2,393	1,531	2,398	4,033	38,212

(i) Includes capitalized borrowing costs.

(ii) Refers to changes in discount rates.

(iii) Due to the Company's assessment of the fair value of the coal assets, the assets acquired during the year are provided for impairment in full. In the current year, the Company recognized an impairment loss related to coal assets acquired this year in the amount of US$88.

Schedule of right-of-use assets (leases)

		Additions and contract		Translation
	December 31, 2020	modifications	Depreciation	adjustment	June 30, 2021
Ports	718	—	(23)	4	699
Vessels	534	—	(20)	—	514
Pellets plants	131	37	(18)	6	156
Properties	112	3	(13)	1	103
Energy plants	56	—	(3)	—	53
Mining equipment and locomotives (i)	12	38	(4)	—	46
Total	1,563	78	(81)	11	1,571

(i) "Additions and contract modifications" includes the effects arising from the acquisition of NLC in the amount of US$33.